Related-Party Transactions - Stock options (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Option Options tranche shares	Dec. 31, 2024 Options Option $ / shares shares	Dec. 31, 2023 EUR (€) Option	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) Option Options	Dec. 31, 2022 $ / shares
Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	725,692	725,692
Number of options outstanding | Option	216,453	216,453
Number of options granted | Option	23,489		22,608		23,931
Exercise price of options granted | $ / shares		$ 1.98		$ 3.41		$ 8.01
Alison F. Lawton
Transactions between the Company and related parties
Number of options outstanding | Options	221,423	221,423
Number of options granted | Option	23,489		22,608		23,931
Exercise price of options granted | $ / shares		$ 1.98		3.41		8.01
James Shannon, M.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	61,538	61,538
Number of options outstanding | Options	225,533	225,533
Number of options granted | Option	23,489		22,608		23,931
Exercise price of options granted | $ / shares		$ 1.98		3.41		8.01
Bart Filius
Transactions between the Company and related parties
Number of options outstanding | Option	130,637	130,637
Number of options granted | Option	23,489		22,608		23,931
Exercise price of options granted | $ / shares		$ 1.98		3.41		8.01
Begoa Carreo, Ph.D.
Transactions between the Company and related parties
Number of options outstanding | Option	49,957	49,957
Number of options granted | Option	23,489		22,903		3,565
Exercise price of options granted | $ / shares		$ 1.98		3.41		0.95
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Theresa Heggie
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	37,489	37,489
Number of options outstanding | Option	358,245	358,245
Number of options granted | Option	23,489		14,418		159,150
Exercise price of options granted | $ / shares		$ 1.98		1.74		0.84
Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of options outstanding | Option	1,500	1,500
Number of options granted | Option	500
Exercise price of options granted | $ / shares		$ 1.98
Daniel de Boer
Transactions between the Company and related parties
Number of options outstanding | Option	4,435,067	4,435,067
Number of options granted	479,171		442,182		1,650,051
Exercise price of options granted | $ / shares		$ 1.98		3.41		0.76
Bonus based on goals realized | €	€ 394		€ 643		€ 791
Ren Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	460,000	460,000
Number of options outstanding | Option	1,506,493	1,506,493
Number of options granted	143,175		132,123		1,000,000
Exercise price of options granted | $ / shares		$ 1.98		$ 3.41		$ 0.66
Bonus based on goals realized | €	€ 231		€ 481		€ 84
Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	824,338	824,338
Number of options outstanding | Option	990,909	990,909
Number of options granted | Option	164,715
Exercise price of options granted | $ / shares		$ 1.98
Bonus based on goals realized | €	€ 185
Scenario One | Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Alison F. Lawton
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | James Shannon, M.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Bart Filius
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Theresa Heggie
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Daniel de Boer
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Ren Beukema
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario Two | Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Alison F. Lawton
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | James Shannon, M.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Bart Filius
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Theresa Heggie
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Daniel de Boer
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Ren Beukema
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%